Equity - Dividends	12 Months Ended
Dec. 31, 2024
Equity Dividends [Abstract]
Equity - dividends	Note 23. Equity - dividends There were no dividends paid, recommended or declared during the years ended December 31, 2024, 2023 and 2022.